Income Tax Expenses - Summary of Components of Current and Deferred Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Income (loss) before income tax expense	¥ (713,307)		¥ (753,437)	¥ (818,628)
Current tax expense	5,558		5,445	11,065
Deferred tax benefits	(8,644)	$ (1,184)	(8,655)	(8,360)
Income Tax Expense (Benefit), Total	¥ (3,086)	$ (423)	¥ (3,210)	¥ 2,705